FAIR VALUE MEASUREMENTS - Summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Details) - Level 3 - USD ($)
3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Convertible Note
Summary of the changes in fair value
Beginning Balance	$ 1,021,911	$ 1,061,717	$ 1,037,272	$ 368,342
Borrowings				1,730,972	$ 1,730,972
Change in fair value of liability	$ 780,652	$ (39,806)	$ 24,445	$ (1,397,340)	$ (1,362,630)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities
Ending Balance	$ 1,802,563	$ 1,021,911	$ 1,061,717	$ 701,974	$ 368,342
Private Placement Warrants
Summary of the changes in fair value
Beginning Balance	14,594	11,675	$ 11,675	29,188	56,915	$ 182,128
Change in fair value of liability	$ 2,918	$ 2,919		$ (20,431)	$ (27,727)	$ (125,213)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities	Change in fair value of derivative liabilities
Ending Balance	$ 18,534	$ 14,594	$ 11,675	$ 8,757	$ 29,188	$ 56,915